VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Australia—4.1%
National Storage REIT	2,908,962	$ 4,559
NEXTDC Ltd.(1)	395,598	3,702
Scentre Group	3,702,100	7,543
		15,804

Belgium—2.0%
Aedifica S.A.	54,159	3,805
Warehouses De Pauw CVA	122,141	3,843
		7,648

Canada—3.1%
Allied Properties Real Estate Investment Trust	141,650	2,157
Boardwalk Real Estate Investment Trust	35,727	1,923
Chartwell Retirement Residences	329,200	2,912
Granite Real Estate Investment Trust	86,679	4,990
		11,982

France—1.2%
Klepierre S.A.	173,294	4,721
Germany—1.3%
Vonovia SE	158,578	4,996
Hong Kong—3.0%
Link REIT	1,233,600	6,927
Swire Properties Ltd.	2,172,000	4,395
		11,322

India—1.1%
Capitaland India Trust	4,626,783	3,997
Ireland—0.5%
Irish Residential Properties REIT plc	1,679,468	2,054
Japan—7.9%
Comforia Residential REIT, Inc.	1,212	2,725
Japan Hotel REIT Investment Corp.	8,036	3,944
Japan Metropolitan Fund Invest	4,756	3,437
Mitsubishi Estate Co., Ltd.	523,800	7,218
Mitsui Fudosan Co., Ltd.	198,700	4,873
Mitsui Fudosan Logistics Park, Inc.	1,314	4,264
Orix JREIT, Inc.	3,064	3,618
		30,079

Singapore—2.4%
CapitaLand Ascendas REIT	1,988,300	4,565
CapitaLand Integrated Commercial Trust	2,925,000	4,566
		9,131

Spain—1.3%
Merlin Properties Socimi S.A.	449,200	4,989
Sweden—1.6%
Castellum AB(1)	138,466	1,967
	Shares	Value

Sweden—continued
Catena AB	90,391	$ 4,225
		6,192

United Kingdom—5.8%
Derwent London plc	125,710	3,781
Safestore Holdings plc	355,947	4,011
Segro plc	167,528	1,893
UNITE Group plc (The)	705,699	9,391
Workspace Group plc	404,826	2,931
		22,007

United States—63.6%
Alexandria Real Estate Equities, Inc.	41,729	5,290
American Homes 4 Rent Class A	243,850	8,769
American Tower Corp.	34,775	7,507
Americold Realty Trust, Inc.	63,750	1,930
Apartment Income REIT Corp.	172,778	6,001
AvalonBay Communities, Inc.	40,765	7,632
Brixmor Property Group, Inc.	368,333	8,571
Cousins Properties, Inc.	87,200	2,123
CubeSmart	204,475	9,477
Digital Realty Trust, Inc.	115,400	15,531
Equinix, Inc.	23,275	18,745
Healthpeak Properties, Inc.	118,200	2,340
Host Hotels & Resorts, Inc.	101,481	1,976
Mid-America Apartment Communities, Inc.	40,200	5,405
Prologis, Inc.	228,018	30,395
Public Storage	41,425	12,635
Realty Income Corp.	200,950	11,539
Regency Centers Corp.	98,150	6,576
Rexford Industrial Realty, Inc.	146,800	8,235
Ryman Hospitality Properties, Inc.	35,735	3,933
SBA Communications Corp. Class A	21,950	5,568
Simon Property Group, Inc.	57,396	8,187
Sun Communities, Inc.	91,579	12,240
UDR, Inc.	144,600	5,537
Ventas, Inc.	218,950	10,912
VICI Properties, Inc. Class A	331,450	10,567
Welltower, Inc.	169,000	15,239
		242,860

Total Common Stocks (Identified Cost $332,051)		377,782

Total Long-Term Investments—98.9% (Identified Cost $332,051)		377,782

TOTAL INVESTMENTS—98.9% (Identified Cost $332,051)		$377,782
Other assets and liabilities, net—1.1%		4,391
NET ASSETS—100.0%		$382,173

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
($ reported in thousands)
Country Weightings†
United States	64%
Japan	8
United Kingdom	6
Australia	4
Canada	3
Hong Kong	3
Singapore	3
Other	9
Total	100%
† % of total investments as of December 31, 2023.
The following table summarizes the value of the Fund’s investments as of December 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$377,782	$377,782
Total Investments	$377,782	$377,782
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2023.
There were no transfers into or out of Level 3 related to securities held at December 31, 2023.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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